Income Tax - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Change In Uncertain Tax Positions [Abstract]
Accrued interest on uncertain tax position	$ 597	$ 713	$ 867
Accrued penalties on uncertain tax position	339	384	461
Total accrued interest and penalties on uncertain tax position	$ 936	$ 1,097	$ 1,328